TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of current trade receivables

	2022	2021
Trade receivables	5,737.5	5,304.7
Bad debt provision	(679.1)	(668.3)
Net, trade receivables	5,058.4	4,636.4
Related parties (Note 31)	290.7	155.2
Total current trade receivables	5,349.1	4,791.6

Schedule of changes in bad debt provision

	Net carrying amount as of December 31,	No past due	Past due – within 30 days	Past due – between 31 - 60 days	Past due – between 61 - 90 days	Past due – between 91 - 180 days	Past due – between 181 - 360 days	Past due over 360 days
Trade receivables	5,737.5	4,573.0	343.8	100.5	49.4	19.3	40.2	611.3
Bad debt provision	(679.1)	-	-	(0.3)	(10.8)	(16.5)	(40.2)	(611.3)
2022	5,058.4	4,573.0	343.8	100.2	38.6	2.8	-	-

Trade receivables	5,304.7	4,201.9	358.2	52.1	31.5	21.6	33.8	605.6
Bad debt provision	(668.3)	(10.4)	-	-	(2.3)	(16.2)	(33.8)	(605.6)
2021	4,636.4	4,191.5	358.2	52.1	29.2	5.4	-	-

The changes in bad debt provision, are as follows:

At December 31, 2020	(676.5)
Effects of movements in foreign exchange in the balance sheet	(5.2)
Provisions	(32.4)
Reversals	21.7
Write-off	24.1
At December 31, 2021	(668.3)
Effects of movements in foreign exchange in the balance sheet	14.0
Provisions	(47.0)
Reversals	1.7
Write-off	20.5
At December 31, 2022	(679.1)

Schedule of changes in bad debt provision

	Balance as of December 31, 2020	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2021

Provision for disputes and litigation
Taxes on sales	184.1	-	198.5	(57.3)	(106.7)	218.6
Labor	129.9	(0.8)	163.1	(147.2)	(20.8)	124.2
Civil	86.8	(2.2)	273.9	(71.8)	(33.8)	252.9
Other taxes	156.7	2.0	14.6	(5.2)	(5.1)	163.0
Total provision for disputes and litigation	557.5	(1.0)	650.1	(281.5)	(166.4)	758.7

Restructuring	14.5	1.2	6.8	(5.1)	-	17.4

Total provisions	572.0	0.2	656.9	(286.6)	(166.4)	776.1

	Balance as of December 31, 2021	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2022

Provision for disputes and litigation
Taxes on sales	218.6	-	157.6	(85.8)	(43.3)	247.1
Labor	124.2	(4.6)	194.2	(162.0)	(19.7)	132.1
Civil	252.9	(17.5)	312.7	(196.6)	(15.6)	335.9
Other taxes	163.0	(8.1)	60.1	(7.2)	(15.0)	192.8
Total provision for disputes and litigation	758.7	(30.2)	724.6	(451.6)	(93.6)	907.9

Restructuring	17.4	(2.0)	-	(3.6)	-	11.8

Total provisions	776.1	(32.2)	724.6	(455.2)	(93.6)	919.7

Bad Debt Provision [Member]
IfrsStatementLineItems [Line Items]
Schedule of changes in bad debt provision

At December 31, 2020	(676.5)
Effects of movements in foreign exchange in the balance sheet	(5.2)
Provisions	(32.4)
Reversals	21.7
Write-off	24.1
At December 31, 2021	(668.3)
Effects of movements in foreign exchange in the balance sheet	14.0
Provisions	(47.0)
Reversals	1.7
Write-off	20.5
At December 31, 2022	(679.1)